Post-employment Benefits (Details 9) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
Unified Plan
Disclosure of defined benefit plans [line items]
Cost of current service	R$ (28,555)
Estimated cost of interest	686,247
Expected return on plan assets	(688,079)
Costs (income or loss)	(30,387)
Plan III
Disclosure of defined benefit plans [line items]
Cost of current service	(1,651)
Estimated cost of interest	493,017
Expected return on plan assets	(493,320)
Costs (income or loss)	(1,954)
Assistance Plan
Disclosure of defined benefit plans [line items]
Cost of current service	6,967
Estimated cost of interest	171,851
Expected return on plan assets	(21,042)
Costs (income or loss)	R$ 157,776